FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Call Option
Balance at January 1,			¥ 756,929
Foreign exchange gain/(loss)			251
Change in fair value of call options			(136,121)
Settlement of call options			(621,059)
Convertible Senior Notes
Balance at January 1,	¥ 1,070,699	¥ 1,098,736	1,831,612
Foreign exchange loss/(gain)	(54,377)	60,038	(8,560)
Change in fair value of convertible senior notes loss/(gain)	84,669	12,083	(327,762)
Change in the instrument-specific credit risk	(70,732)	(100,158)	(56,224)
Conversion of convertible senior notes	(247,290)		(340,330)
Balance at December 31,	¥ 782,969	¥ 1,070,699	¥ 1,098,736